Net loss per share (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (12,850)	$ (9,454)	$ (59,335)	$ (184,462)
Less: Preferred stock dividends	0	34	103	109
Less: Adjustment due to warrant modifications	402	0
Adjusted Net and comprehensive loss available to common stockholders	$ (13,252)	$ (9,488)	$ (59,372)	$ (184,571)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted (in shares)	57,525,054	48,526,396	49,084,432	33,238,600
Net loss per share attributable to common stockholders, basic and diluted (in shares)	$ (0.23)	$ (0.20)	$ (1.21)	$ (5.55)